Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 25, 2011	Feb. 17, 2012 Class A common stock, voting	Feb. 17, 2012 Class B common stock, non-voting	Feb. 17, 2012 Class A exchangeable shares	Feb. 17, 2012 Class B exchangeable shares
Document Information [Line Items]
Entity Registrant Name	MOLSON COORS BREWING CO
Trading Symbol	tap
Entity Central Index Key	0000024545
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			2,583,694	155,740,376
Entity Exchangeable, shares outstanding					2,939,704	19,260,978
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 6,643,623,931